K&L|GATES                         K&L Gates LLP
                                  1601 K Street NW
                                  Washington, DC  20006-1600
                                  T 202.778.9000        www.klgates.com





July 29, 2008


VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:    Lehman Brothers Institutional Liquidity Funds
            -  Administrative, Capital, Cash Management, Institutional, Premier,
              Select and Service Class shares of:
                    Money Market Portfolio
                    Prime Portfolio
                    Government Portfolio
                    Government Reserves Portfolio
                    Treasury Portfolio
                    Treasury Reserves Portfolio
                    Tax-Exempt Portfolio
                    Municipal Portfolio
            File Nos. 333-122847 and 811-21715
            Post-Effective Amendment No. 3
            ------------------------------

Ladies and Gentlemen:

      Transmitted herewith for filing on behalf of Lehman Brothers Institutional Liquidity Funds ("Registrant"), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C thereunder ("Rule 485(b)"), and pursuant to the Investment Company Act of 1940, as amended and the regulations thereunder, is Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment"). This Post-Effective Amendment contains a conformed signature page signed by power of attorney and a conformed consent of the Registrant's independent accountants, the manually signed originals of which are maintained at the offices of the Registrant. Also accompanying this transmission is a conformed copy of our firm's representation letter pursuant to Rule 485(b), the original of which is also maintained at the offices of the Registrant.

      Should you have any questions, please do not hesitate to call me at (202) 778-9305. Thank you for your attention.

                                           Sincerely,


                                           /s/Lori L. Schneider

                                           Lori L. Schneider